Other long-term liabilities (Tables)	12 Months Ended
Mar. 31, 2016
Other long-term liabilities
Schedule of Other Long-term Liabilities
	Yen in millions
	March 31
	2015	2016
Deferred tax liabilities (Note 16)	¥30,512	¥28,807
Other	6,593	6,619

	¥37,105	¥35,426